FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest bearing assets
Financial assets		$ 1,366
Cash at bank
Interest bearing assets
Financial assets	$ 365	169
Currency swaps
Interest bearing assets
Financial assets	253	388
Total assets
Interest bearing assets
Financial assets	618	557
Total assets | Floating rate
Interest bearing assets
Financial assets	618	557
US Dollar | Cash at bank
Interest bearing assets
Financial assets	289	110
US Dollar | Currency swaps
Interest bearing assets
Financial assets	60	94
US Dollar | Total assets
Interest bearing assets
Financial assets	349	204
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	349	204
Other | Cash at bank
Interest bearing assets
Financial assets	76	59
Other | Currency swaps
Interest bearing assets
Financial assets	193	294
Other | Total assets
Interest bearing assets
Financial assets	269	353
Other | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 269	$ 353